CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 86,123	$ 106,015
Restricted cash, current	4,314	1,185
Short-term investments	106,520	108,805
Accounts receivable, net	22,252	31,447
Prepayments and other current assets	67,724	109,047
Loans receivable, net	32,373	46,662
Amounts due from related parties	1,045	4,270
Total current assets	320,351	407,431
Non-current assets:
Property and equipment, net	469,360	635,453
Deferred tax assets	17,208	4,944
Restricted cash, non-current portion		3,159
Long-term investments	104,526	97,857
Long-term time deposits	1,412
Right-of-use assets	16,161	31,094
Other non-current assets	17,993	28,985
Total non-current assets	626,660	801,492
Total assets	947,011	1,208,923
Current liabilities:
Short-term loans and current portion of long-term loans	17,515	42,978
Bond payable	50,590	103,380
Deferred revenue	56,343	49,763
Accrued expenses and other liabilities	54,216	66,858
Income tax payable	1,468	898
Amounts due to related parties	34,676	90,526
Total current liabilities	214,808	354,403
Non-current liabilities:
Long-term loans, less current portion	167,570	59,823
Deferred tax liabilities	62,742	62,591
Other non-current liabilities	117,994	140,302
Total non-current liabilities	348,306	262,716
Total liabilities	563,114	617,119
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	545,364	545,173
Accumulated other comprehensive loss	(37,408)	(9,031)
Retained earnings (accumulated deficit)	(25,144)	154,577
Less: Treasury shares (5,755,007 shares as of December 31, 2022 and 2023, respectively.)	(111,283)	(111,283)
Total shareholders' equity	383,897	591,804
Total liabilities and shareholders' equity	947,011	1,208,923
Common Class A
Shareholders' equity:
Ordinary shares	9,244	9,244
Common Class B
Shareholders' equity:
Ordinary shares	$ 3,124	$ 3,124